Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - Assets [Domain] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Non-current assets	$ 5,484	$ 5,490
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	3,387	3,351
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,227	1,127
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	455	472
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	321	382
Others [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	$ 94	$ 158